Significant Accounting Policies - Related Party Transactions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) state	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Related Party Transaction
Expenses from transactions with related party	$ 35	$ 39	$ 50
Charitable contribution to the CVS foundation		32
Equity Method Investee
Related Party Transaction
Other revenues from transactions with related party	$ 139	$ 140	$ 25
Heartland Healthcare Services
Related Party Transaction
Number of states in which entity operates | state	4